[LOGO]
EATON VANCE-Registered Trademark-
MUTUAL FUNDS

INVESTING FOR THE 21st CENTURY-TM-

                                                           [PHOTO OF BUILDING]

ANNUAL REPORT DECEMBER 31, 2000



                                   EATON VANCE
[PHOTO OF NYSE FLAG]                GROWTH &
                                     INCOME
                                      FUND




[PHOTO OF STOCK EXCHANGE]

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF JAMES B. HAWKES]
James B. Hawkes
President

During the year ended December 31, 2000, Eaton Vance Growth & Income Fund had a total return of 14.76% for Class A shares.(1) This return resulted from an increase in net asset value (NAV) to $14.77 per share on December 31, 2000 from $14.39 per share on December 31, 1999 and the reinvestment of $0.090 per share in income dividends and $1.479 per share in capital gains distributions.

For Class B, the total return was 13.86%, based on an increase in NAV from $16.34 to $16.97 per share, and the reinvestment of $1.479 per share in capital gains distributions.(1)

For Class C, the total return was 13.87% based on an increase in NAV from $13.37 to $13.59 per share, and the reinvestment of $1.479 per share in capital gains distributions.(1)

For comparison, mutual funds in the Lipper Multi-Cap Value Classification had an average return of 8.84% during the period.(2)

UNPRECEDENTED VOLATILITY CHARACTERIZED U.S. EQUITY MARKETS IN 2000 ...

The year 2000 was one of profound change for U.S. investors. After the Federal Reserve's series of interest rate hikes designed to provide a "soft-landing" for the economy,a number of key indicators finally began to show signs of slowing. Meanwhile, the stock markets, exhibiting record volatility, were coming back down to earth as well, with dramatic declines occurring in the more aggressive sectors. After a prolonged period in which risk-taking was amply rewarded, the markets became more conservative during 2000. Many technology, media, and telecommunications stocks that were big winners in 1998 and 1999 experienced massive price declines in 2000 - victims of diminished growth expectations, earnings shortfalls, and a collapse in valuations from inflated levels. The nascent Internet sector was devastated. The tech-heavy NASDAQ Composite Index plunged over 39%, giving back nearly all the gains it had made in 1999. On the other hand, the more staid Dow Jones Index lost only 6.2%, and excluding the tech sector, was down only 4%, suggesting a return to valuing solid fundamentals and reasonable prices.

At Eaton Vance, we believe that such high volatility and shifts in the market underscore the importance of a diversified portfolio and a prudent, long-term investment outlook. In the pages that follow, Portfolio Manager Michael R. Mach discusses his investing strategies and the performance of Eaton Vance Growth & Income Fund in 2000.


                             Sincerely,


                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 9, 2001

--------------------------------------------------------------------------------

Fund Information
AS OF DECEMBER 31, 2000
Performance(3)                                       Class A      Class B     Class C
---------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------------------
One Year                                              14.76%       13.86%      13.87%
Five Years                                            17.86        16.75       16.32
Ten Years                                             14.63         N.A.        N.A.
Life of Fund+                                          9.90        16.91       17.53


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------------------
One Year                                               8.15%        8.86%      12.87%
Five Years                                            16.47        16.54       16.32
Ten Years                                             13.95         N.A.        N.A.
Life of Fund+                                          9.81        16.91       17.53

+Inception Dates - Class A: 9/23/31; Class B: 8/17/94; Class C: 11/04/94

TEN LARGEST EQUITY HOLDINGS(4)
----------------------------------------------------
Exelon Corp.                                  2.6%
MetLife, Inc.                                 2.6
Weyerhaeuser Co.                              2.5
International Business Machines Corp.         2.5
J.P. Morgan & Co., Inc.                       2.4
TJX Companies, Inc.                           2.4
Gannett Co., Inc.                             2.3
McGraw-Hill Cos., Inc. (The)                  2.3
Federal National Mortgage Association         2.3
El Paso Energy Corp.                          2.3

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in a Lipper Classification or an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year;
    2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 24.2% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

AN INTERVIEW WITH MICHAEL R. MACH,
PORTFOLIO MANAGER OF GROWTH & INCOME PORTFOLIO

                                                    [PHOTO OF MICHAEL R. MACH]
                                                         Michael R. Mach
                                                        Portfolio Manager

Q: Michael, can you give us an overview of the stock markets over the last 12 months?

A: The markets this past year were mixed. There were almost two markets: the market for the "New Economy," aggressive growth stocks, and the market for the rest of the stocks, the "Old Economy" stocks with lower P/E (price to earnings) ratios. In the early months of 2000, market leadership was clearly focused on the higher P/E, more aggressive, growth sectors of the market. However, by the time we got to year-end, it was pretty clear that market leadership was shifting to more traditional, value-oriented segments of the market, such as electric utilities, financial stocks, and energy stocks.


FIVE LARGEST INDUSTRY SECTORS+
--------------------------------------------------------------------------------
As a percentage of total net assets

Electric Utilities                         6.9%
Oil and Gas: Exploration and Production    6.4%
Medical Products                           5.5%
Insurance                                  5.2%
Communication Services                     4.8%


+Five largest industry sectors are subject to change due to active management.


Q: How did the Fund perform in that context?

A: Within that type of mixed market, our disciplined style of investing positioned us to benefit from these market trends. Our investment philosophy commits us to finding quality companies at reasonable valuations, that appear to offer good prospects for increased earnings. So, within that context, we were able to get good performance from the Fund's portfolio.

Q: You stressed the Fund's investment discipline. Would you elaborate on how this contributed to last year's performance?

A: Certainly. We are interested in stocks that are reasonably priced - that is, inexpensive relative to their fundamental value. Reflecting our commitment to reasonable valuation, the Fund has favored traditional sectors, including utilities, financial services, and energy, all of which traded at a discount to over-priced technology stocks and other aggressive areas this year. As market leadership shifted towards these types of sectors, our investments in them benefitted accordingly.


Q: Can you tell us more about the process you use to select stocks for the Portfolio?

A: Certainly. One thing we generally try to do is identify common stocks of companies that appear to offer good prospects for earnings growth. We have an experienced, in-house team of investment professionals who conduct thorough research into the fundamentals of those companies in which we might invest.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Let me provide some examples of the types of characteristics we would find attractive when researching stocks. First, we might look for companies with a strong franchise or brand, which can provide greater competitive stability and a platform for future growth. Often, this can translate into the company obtaining a better channel of distribution for its products, or purchasing raw materials more cheaply. We tend to be interested in market leaders because we believe that this can help reduce the business risk associated with equity investing. Second, we have also been interested in seeking out companies we deem to have long-term earnings growth potential. We believe a growing earnings stream is key to long-term stock price appreciation. Third, we only buy shares of companies when their stock is available at a reasonable price. Our belief is that buying stocks at a discount can help lower the Fund's valuation risk.

Q: What might we expect for the Fund in the future?

A: In addition to areas such as electric utilities, financial services, and energy, we believe that there are other areas of the market with growth potential that could rebound from the depressed price levels experienced in 2000. These areas include basic industries, retailers, and automotive suppliers.

Going forward, we believe that the strong performance of the types of stocks we like to buy can continue over the long term, because many companies that appear to offer good earnings growth potential are selling at very reasonable valuations. The ongoing valuation disparities in the market should support the shift in market leadership, at least in the near-term. We continue to believe that our focused strategy of investing in stocks with the characteristics described above can provide the Portfolio with a common-sense approach that should over time contribute to the building of long-term shareholder wealth.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

                                     [CHART]
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    EATON VANCE GROWTH & INCOME FUND CLASS A VS.
                       THE STANDARD & POOR'S 500 INDEX*
                      DECEMBER 31, 1990 - DECEMBER 31, 2000

                   Eaton Vance Growth        Fund, including              S&P
Date              & Income Fund Class A    maximum sales charge           500
--------------------------------------------------------------------------------
12/31/90                 $10,000                  $9,525                $10,000
01/31/91                 $10,125                  $9,541                $10,434
02/28/91                 $10,611                  $9,999                $11,180
03/31/91                 $10,789                 $10,167                $11,450
04/30/91                 $10,743                 $10,124                $11,477
05/31/91                 $11,086                 $10,447                $11,971
06/30/91                 $10,697                 $10,080                $11,423
07/31/91                 $11,135                 $10,493                $11,955
08/31/91                 $11,347                 $10,692                $12,237
09/30/91                 $11,190                 $10,544                $12,032
10/31/91                 $11,387                 $10,731                $12,194
11/30/91                 $10,976                 $10,343                $11,704
12/31/91                 $12,145                 $11,445                $13,040
01/31/92                 $11,719                 $11,043                $12,797
02/29/92                 $11,884                 $11,199                $12,963
03/31/92                 $11,771                 $11,092                $12,711
04/30/92                 $12,086                 $11,389                $13,084
05/31/92                 $12,314                 $11,604                $13,148
06/30/92                 $11,981                 $11,290                $12,952
07/31/92                 $12,554                 $11,830                $13,481
08/31/92                 $12,377                 $11,663                $13,206
09/30/92                 $12,448                 $11,730                $13,361
10/31/92                 $12,652                 $11,922                $13,407
11/30/92                 $12,971                 $12,223                $13,862
12/31/92                 $12,987                 $12,238                $14,032
01/31/93                 $12,822                 $12,083                $14,149
02/28/93                 $12,841                 $12,101                $14,342
03/31/93                 $13,161                 $12,402                $14,644
04/30/93                 $12,723                 $11,989                $14,291
05/31/93                 $12,859                 $12,118                $14,672
06/30/93                 $12,898                 $12,154                $14,715
07/31/93                 $12,947                 $12,200                $14,655
08/31/93                 $13,300                 $12,532                $15,210
09/30/93                 $13,319                 $12,551                $15,094
10/31/93                 $13,555                 $12,773                $15,406
11/30/93                 $13,250                 $12,486                $15,259
12/31/93                 $13,531                 $12,751                $15,443
01/31/94                 $14,022                 $13,213                $15,968
02/28/94                 $13,695                 $12,905                $15,535
03/31/94                 $13,064                 $12,310                $14,859
04/30/94                 $13,272                 $12,507                $15,049
05/31/94                 $13,382                 $12,610                $15,295
06/30/94                 $13,065                 $12,311                $14,921
07/31/94                 $13,345                 $12,575                $15,411
08/31/94                 $13,631                 $12,845                $16,041
09/30/94                 $13,279                 $12,513                $15,649
10/31/94                 $13,340                 $12,571                $16,000
11/30/94                 $12,743                 $12,008                $15,418
12/31/94                 $12,974                 $12,225                $15,646
01/31/95                 $12,956                 $12,209                $16,052
02/28/95                 $13,459                 $12,683                $16,677
03/31/95                 $14,010                 $13,202                $17,168
04/30/95                 $14,335                 $13,508                $17,673
05/31/95                 $14,924                 $14,064                $18,378
06/30/95                 $15,213                 $14,336                $18,805
07/31/95                 $15,818                 $14,905                $19,428
08/31/95                 $16,120                 $15,190                $19,477
09/30/95                 $16,386                 $15,441                $20,298
10/31/95                 $16,253                 $15,315                $20,225
11/30/95                 $16,872                 $15,899                $21,112
12/31/95                 $17,225                 $16,231                $21,519
01/31/96                 $17,565                 $16,552                $22,251
02/29/96                 $17,538                 $16,526                $22,458
03/31/96                 $17,674                 $16,654                $22,674
04/30/96                 $17,960                 $16,924                $23,008
05/31/96                 $18,492                 $17,425                $23,600
06/30/96                 $18,642                 $17,566                $23,690
07/31/96                 $17,805                 $16,778                $22,644
08/31/96                 $18,462                 $17,397                $23,122
09/30/96                 $19,242                 $18,132                $24,423
10/31/96                 $19,653                 $18,519                $25,096
11/30/96                 $20,779                 $19,580                $26,991
12/31/96                 $20,704                 $19,510                $26,456
01/31/97                 $21,805                 $20,547                $28,108
02/28/97                 $22,050                 $20,778                $28,329
03/31/97                 $21,253                 $20,027                $27,167
04/30/97                 $22,285                 $20,999                $28,788
05/31/97                 $23,520                 $22,164                $30,539
06/30/97                 $24,375                 $22,970                $31,906
07/31/97                 $26,072                 $24,568                $34,444
08/31/97                 $24,754                 $23,326                $32,516
09/30/97                 $26,501                 $24,972                $34,295
10/31/97                 $25,927                 $24,431                $33,151
11/30/97                 $26,436                 $24,911                $34,685
12/31/97                 $27,107                 $25,544                $35,280
01/31/98                 $27,009                 $25,451                $35,670
02/28/98                 $28,590                 $26,941                $38,241
03/31/98                 $30,230                 $28,486                $40,197
04/30/98                 $31,337                 $29,529                $40,602
05/31/98                 $30,328                 $28,578                $39,905
06/30/98                 $30,882                 $29,100                $41,525
07/31/98                 $30,019                 $28,288                $41,083
08/31/98                 $25,762                 $24,276                $35,150
09/30/98                 $27,999                 $26,384                $37,402
10/31/98                 $29,634                 $27,925                $40,441
11/30/98                 $31,021                 $29,232                $42,891
12/31/98                 $33,020                 $31,115                $45,361
01/31/99                 $33,349                 $31,426                $47,257
02/28/99                 $33,041                 $31,135                $45,789
03/31/99                 $33,802                 $31,853                $47,620
04/30/99                 $35,353                 $33,314                $49,464
05/31/99                 $34,352                 $32,371                $48,298
06/30/99                 $35,729                 $33,668                $50,976
07/31/99                 $34,163                 $32,193                $49,386
08/31/99                 $33,287                 $31,367                $49,142
09/30/99                 $32,452                 $30,580                $47,796
10/31/99                 $33,325                 $31,403                $50,819
11/30/99                 $33,493                 $31,561                $51,852
12/31/99                 $34,143                 $32,173                $54,904
01/31/00                 $31,840                 $30,004                $52,146
02/29/00                 $29,798                 $28,079                $51,160
03/31/00                 $33,360                 $31,435                $56,162
04/30/00                 $34,014                 $32,052                $54,473
05/31/00                 $35,130                 $33,103                $53,355
06/30/00                 $33,457                 $31,527                $54,670
07/31/00                 $33,506                 $31,574                $53,816
08/31/00                 $36,096                 $34,014                $57,157
09/30/00                 $36,578                 $34,468                $54,140
10/31/00                 $37,778                 $35,599                $53,911
11/30/00                 $36,556                 $34,448                $49,664
12/31/00                 $39,182                 $36,922                $49,907

PERFORMANCE**                                           Class A    Class B    Class C
---------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------------------
One Year                                                 14.76%    13.86%      13.87%
Five Years                                               17.86     16.75       16.32
Ten Years                                                14.63      N.A.        N.A.
Life of Fund+                                             9.90     16.91       17.53


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------------------
One Year                                                  8.15%     8.86%      12.87%
Five Years                                               16.47     16.54       16.32
Ten Years                                                13.95      N.A.        N.A.
Life of Fund+                                             9.81     16.91       17.53


+ Inception Dates - Class A: 9/23/31; Class B: 8/17/94; Class C: 11/04/94




* Source: TowersData, Bethesda, MD.

  The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in Class A of the Fund and the S&P 500 Index. An investment in the Fund's Class B shares on 8/17/94 would have been worth $27,099 on December 31, 2000. An investment in the Fund's Class C shares on 11/4/94 would have been worth $27,043 on December 31, 2000. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.


  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investment in Growth & Income Portfolio,
   at value
   (identified cost, $144,495,468)        $184,203,839
Receivable for Fund shares sold                368,759
------------------------------------------------------
TOTAL ASSETS                              $184,572,598
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    103,580
Payable to affiliate for Trustees' fees          1,133
Payable to affiliate for service fees              298
Accrued expenses                                53,246
------------------------------------------------------
TOTAL LIABILITIES                         $    158,257
------------------------------------------------------
NET ASSETS                                $184,414,341
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $140,564,341
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                 3,850,055
Accumulated undistributed net
   investment income                           291,574
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         39,708,371
------------------------------------------------------
TOTAL                                     $184,414,341
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $147,800,459
SHARES OUTSTANDING                          10,006,139
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      14.77
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $14.77)      $      15.67
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 30,368,061
SHARES OUTSTANDING                           1,789,418
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      16.97
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  6,245,821
SHARES OUTSTANDING                             459,638
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.59
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $7,957)         $ 2,967,180
Interest allocated from Portfolio             275,306
Miscellaneous income                            3,802
Expenses allocated from Portfolio          (1,210,495)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,035,793
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     4,426
Distribution and service fees
   Class A                                    257,105
   Class B                                    262,166
   Class C                                     45,059
Transfer and dividend disbursing
   agent fees                                 230,231
Registration fees                              40,993
Custodian fee                                  24,877
Legal and accounting services                  21,176
Printing and postage                           18,793
Miscellaneous                                  24,194
-----------------------------------------------------
TOTAL EXPENSES                            $   929,020
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 1,106,773
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $10,875,764
-----------------------------------------------------
NET REALIZED GAIN                         $10,875,764
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $10,388,791
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $10,388,791
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $21,264,555
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $22,371,328
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       1,106,773  $         840,720
   Net realized gain                             10,875,764         30,011,808
   Net change in unrealized
      appreciation (depreciation)                10,388,791        (25,613,189)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      22,371,328  $       5,239,339
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $        (865,369) $        (750,165)
   From net realized gain
      Class A                                   (14,083,176)       (17,912,326)
      Class B                                    (2,416,119)        (3,704,579)
      Class C                                      (498,902)          (664,258)
   In excess of net realized gain
      Class C                                            --            (17,078)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (17,863,566) $     (23,048,406)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       8,928,425  $       8,741,677
      Class B                                     6,568,206         14,439,241
      Class C                                     4,466,757          4,574,989
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    12,045,219         14,787,026
      Class B                                     2,138,891          3,176,165
      Class C                                       475,968            643,064
   Cost of shares redeemed
      Class A                                   (16,313,824)       (12,175,639)
      Class B                                   (11,442,028)        (8,774,215)
      Class C                                    (3,877,307)        (1,724,363)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       2,990,307  $      23,687,945
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       7,498,069  $       5,878,878
------------------------------------------------------------------------------

                                          YEAR ENDED         YEAR ENDED
NET ASSETS                                DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
At beginning of year                      $     176,916,272  $     171,037,394
------------------------------------------------------------------------------
AT END OF YEAR                            $     184,414,341  $     176,916,272
------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $         291,574  $          77,801
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS A
                                  -----------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------------------
                                    2000(1)        1999(1)        1998         1997         1996
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 14.390       $ 16.050      $ 13.760     $ 13.560     $ 12.760
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income              $  0.114       $  0.101      $  0.088     $  0.163     $  0.228
Net realized and unrealized
   gain                               1.835          0.363         2.879        3.827        2.272
---------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $  1.949       $  0.464      $  2.967     $  3.990     $  2.500
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income         $ (0.090)      $ (0.085)     $ (0.090)    $ (0.170)    $ (0.220)
In excess of net investment
   income                                --             --            --(2)        --           --
From net realized gain               (1.479)        (2.039)       (0.587)      (3.602)      (1.480)
In excess of net realized gain           --             --            --       (0.018)          --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (1.569)      $ (2.124)     $ (0.677)    $ (3.790)    $ (1.700)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 14.770       $ 14.390      $ 16.050     $ 13.760     $ 13.560
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                       14.76%          3.40%        21.81%       30.93%       20.20%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $147,800       $139,219      $141,985     $124,569     $106,775
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.15%          1.08%         1.07%        1.04%        1.00%
   Net investment income               0.82%          0.62%         0.60%        1.07%        1.70%
Portfolio Turnover of the
   Portfolio                            163%           126%           95%          93%         114%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Distributions in excess of net investment income are less than $0.001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS B
                                  --------------------------------------
                                         YEAR ENDED DECEMBER 31,
                                  --------------------------------------
                                    2000(1)        1999(1)        1998
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $16.340        $17.990      $15.400
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income (loss)        $ 0.004        $(0.027)     $(0.031)
Net realized and unrealized
   gain                               2.105          0.416        3.218
------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 2.109        $ 0.389      $ 3.187
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income          $    --        $    --      $(0.001)
In excess of net investment
   income                                --             --       (0.009)
From net realized gain               (1.479)        (2.039)      (0.587)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.479)       $(2.039)     $(0.597)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $16.970        $16.340      $17.990
------------------------------------------------------------------------

TOTAL RETURN(2)                       13.86%          2.58%       20.85%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $30,368        $32,489      $26,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.94%          1.85%        1.90%
   Net investment income
      (loss)                           0.03%         (0.15)%      (0.22)%
Portfolio Turnover of the
   Portfolio                            163%           126%          95%
------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS C
                                  --------------------------------------
                                         YEAR ENDED DECEMBER 31,
                                  --------------------------------------
                                    2000(1)        1999(1)        1998
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $13.370        $15.110      $13.020
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income (loss)        $ 0.003        $(0.029)     $(0.033)
Net realized and unrealized
   gain                               1.696          0.328        2.715
------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 1.699        $ 0.299      $ 2.682
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income          $    --        $    --      $(0.005)
From net realized gain               (1.479)        (1.988)      (0.582)
In excess of net realized gain           --         (0.051)      (0.005)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.479)       $(2.039)     $(0.592)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $13.590        $13.370      $15.110
------------------------------------------------------------------------

TOTAL RETURN(2)                       13.87%          2.47%       20.77%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 6,246        $ 5,208      $ 2,344
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.95%          1.90%        1.94%
   Net investment income
      (loss)                           0.02%         (0.19)%      (0.24)%
Portfolio Turnover of the
   Portfolio                            163%           126%          95%
------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth & Income Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth & Income Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (96.7% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, option and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $14,982,860 as a long-term capital gain distribution for its taxable year ended December 31, 2000.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              -----------------------
    CLASS A                                      2000         1999
    -----------------------------------------------------------------
    Sales                                        647,934     538,296
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 879,843   1,050,439
    Redemptions                               (1,197,578)   (757,608)
    -----------------------------------------------------------------
    NET INCREASE                                 330,199     831,127
    -----------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              -----------------------
    CLASS B                                      2000         1999
    -----------------------------------------------------------------
    Sales                                        416,053     794,543
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 136,342     199,803
    Redemptions                                 (750,954)   (490,746)
    -----------------------------------------------------------------
    NET INCREASE (DECREASE)                     (198,559)    503,600
    -----------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              -----------------------
    CLASS C                                      2000         1999
    -----------------------------------------------------------------
    Sales                                        344,483     300,991
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  37,661      49,402
    Redemptions                                 (312,015)   (116,056)
    -----------------------------------------------------------------
    NET INCREASE                                  70,129     234,337
    -----------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $9,213 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $200,325 and $33,857 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2000, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2000, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $683,000 and $764,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares and Class B shares sold on or after October 12, 1999 and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended December 31, 2000 amounted to $257,105, $61,841, and $11,202 for Class A, Class B, and Class C shares, respectively.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $74,000 and $6,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $19,796,084 and $35,936,212, respectively, for the year ended December 31, 2000.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO SHAREHOLDERS AND TRUSTEES
OF EATON VANCE GROWTH & INCOME FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Growth & Income Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.3%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.6%
-----------------------------------------------------------------------
True North Communications, Inc.                25,000      $  1,062,500
-----------------------------------------------------------------------
                                                           $  1,062,500
-----------------------------------------------------------------------
Agricultural Services -- 1.1%
-----------------------------------------------------------------------
Monsanto Co.(1)                                80,000      $  2,165,000
-----------------------------------------------------------------------
                                                           $  2,165,000
-----------------------------------------------------------------------
Banks -- 4.5%
-----------------------------------------------------------------------
FleetBoston Financial Corp.                    65,000      $  2,441,562
Mellon Financial Corp.                         80,000         3,935,000
Wells Fargo & Co.                              40,000         2,227,500
-----------------------------------------------------------------------
                                                           $  8,604,062
-----------------------------------------------------------------------
Batteries -- 0.6%
-----------------------------------------------------------------------
Energizer Holdings, Inc.(1)                    50,000      $  1,068,750
-----------------------------------------------------------------------
                                                           $  1,068,750
-----------------------------------------------------------------------
Beverages -- 1.2%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      50,000      $  2,275,000
-----------------------------------------------------------------------
                                                           $  2,275,000
-----------------------------------------------------------------------
Chemicals -- 3.4%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.               70,000      $  2,870,000
Dow Chemical Co. (The)                         70,000         2,563,750
Solutia, Inc.                                  80,000           960,000
-----------------------------------------------------------------------
                                                           $  6,393,750
-----------------------------------------------------------------------
Commercial Services -- 0.6%
-----------------------------------------------------------------------
ServiceMaster Co.                             100,000      $  1,150,000
-----------------------------------------------------------------------
                                                           $  1,150,000
-----------------------------------------------------------------------
Communications Equipment -- 0.6%
-----------------------------------------------------------------------
Cable Design Technologies Corp.(1)             65,000      $  1,092,812
-----------------------------------------------------------------------
                                                           $  1,092,812
-----------------------------------------------------------------------
Communications Services -- 4.8%
-----------------------------------------------------------------------
BellSouth Corp.                                60,000      $  2,456,250
CenturyTel, Inc.                               80,000         2,860,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
SBC Communications, Inc.                       80,000      $  3,820,000
-----------------------------------------------------------------------
                                                           $  9,136,250
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.5%
-----------------------------------------------------------------------
International Business Machines Corp.          55,000      $  4,675,000
-----------------------------------------------------------------------
                                                           $  4,675,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.2%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                           60,000      $  4,241,400
-----------------------------------------------------------------------
                                                           $  4,241,400
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 1.7%
-----------------------------------------------------------------------
Actuant Corp. - Class A                       300,000      $    900,000
Honeywell International, Inc.                  50,000         2,365,625
-----------------------------------------------------------------------
                                                           $  3,265,625
-----------------------------------------------------------------------
Drugs -- 2.7%
-----------------------------------------------------------------------
Mylan Laboratories, Inc.                       50,000      $  1,259,375
Watson Pharmaceuticals, Inc.(1)                75,000         3,839,062
-----------------------------------------------------------------------
                                                           $  5,098,437
-----------------------------------------------------------------------
Electric Utilities -- 6.9%
-----------------------------------------------------------------------
Cleco Corp.                                    20,000      $  1,095,000
Duke Energy Corp.                              45,000         3,836,250
Exelon Corp.                                   70,000         4,914,700
Nisource, Inc.                                 35,000         1,076,250
Southern Co.                                   65,000         2,161,250
-----------------------------------------------------------------------
                                                           $ 13,083,450
-----------------------------------------------------------------------
Electronic Manufacturing and Services -- 1.7%
-----------------------------------------------------------------------
APW Ltd.(1)                                    30,000      $  1,012,500
Pemstar, Inc.(1)                              220,000         1,938,750
Viasystems Group, Inc.(1)                      42,300           351,619
-----------------------------------------------------------------------
                                                           $  3,302,869
-----------------------------------------------------------------------
Financial - Miscellaneous -- 2.3%
-----------------------------------------------------------------------
Federal National Mortgage Association          50,000      $  4,337,500
-----------------------------------------------------------------------
                                                           $  4,337,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 3.9%
-----------------------------------------------------------------------
Citigroup, Inc.                                55,000      $  2,808,438
J.P. Morgan & Co., Inc.                        28,000         4,634,000
-----------------------------------------------------------------------
                                                           $  7,442,438
-----------------------------------------------------------------------
Foods -- 3.5%
-----------------------------------------------------------------------
Dean Foods Co.                                 80,000      $  2,455,000
Flowers Industries, Inc.                       65,000         1,023,750
Sara Lee Corp.                                130,000         3,193,125
-----------------------------------------------------------------------
                                                           $  6,671,875
-----------------------------------------------------------------------
Health Care Services -- 0.7%
-----------------------------------------------------------------------
Healthcare Company (The)                       30,000      $  1,320,300
-----------------------------------------------------------------------
                                                           $  1,320,300
-----------------------------------------------------------------------
Industrial Equipment -- 0.4%
-----------------------------------------------------------------------
Regal-Beloit Corp.                             45,000      $    767,700
-----------------------------------------------------------------------
                                                           $    767,700
-----------------------------------------------------------------------
Information Services -- 0.5%
-----------------------------------------------------------------------
Computer Sciences Corp.(1)                     15,000      $    900,000
-----------------------------------------------------------------------
                                                           $    900,000
-----------------------------------------------------------------------
Insurance -- 5.2%
-----------------------------------------------------------------------
First American Corp.                           30,000      $    986,250
MetLife, Inc.                                 140,000         4,900,000
XL Capital Ltd.                                45,000         3,931,875
-----------------------------------------------------------------------
                                                           $  9,818,125
-----------------------------------------------------------------------
Investment Services -- 3.1%
-----------------------------------------------------------------------
Franklin Resources, Inc.                       50,000      $  1,905,000
Merrill Lynch & Co., Inc.                      60,000         4,091,250
-----------------------------------------------------------------------
                                                           $  5,996,250
-----------------------------------------------------------------------
Medical Products -- 5.5%
-----------------------------------------------------------------------
Abbott Laboratories                            85,000      $  4,117,187
Bard (C.R.), Inc.                              80,000         3,725,000
Johnson & Johnson Co.                          25,000         2,626,562
-----------------------------------------------------------------------
                                                           $ 10,468,749
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Industrial -- 1.8%
-----------------------------------------------------------------------
Alcoa, Inc.                                   105,000      $  3,517,500
-----------------------------------------------------------------------
                                                           $  3,517,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
-----------------------------------------------------------------------
ENSCO International, Inc.                      30,000      $  1,021,875
Halliburton Co.                                60,000         2,175,000
Santa Fe International Corp.                   33,000         1,058,063
-----------------------------------------------------------------------
                                                           $  4,254,938
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.4%
-----------------------------------------------------------------------
Apache Corp.                                   55,000      $  3,853,438
Devon Energy Corp.                             65,000         3,963,050
El Paso Energy Corp.                           60,000         4,297,500
-----------------------------------------------------------------------
                                                           $ 12,113,988
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 4.1%
-----------------------------------------------------------------------
BP Amoco PLC, ADR                              75,000      $  3,590,625
Conoco, Inc., Class A                         150,000         4,293,750
-----------------------------------------------------------------------
                                                           $  7,884,375
-----------------------------------------------------------------------
Paper and Forest Products -- 2.5%
-----------------------------------------------------------------------
Weyerhaeuser Co.                               95,000      $  4,821,250
-----------------------------------------------------------------------
                                                           $  4,821,250
-----------------------------------------------------------------------
Printing and Business Products -- 0.9%
-----------------------------------------------------------------------
Lexmark International, Inc.(1)                 40,000      $  1,772,500
-----------------------------------------------------------------------
                                                           $  1,772,500
-----------------------------------------------------------------------
Publishing -- 4.6%
-----------------------------------------------------------------------
Gannett Co., Inc.                              70,000      $  4,414,375
McGraw-Hill Cos., Inc. (The)                   75,000         4,396,875
-----------------------------------------------------------------------
                                                           $  8,811,250
-----------------------------------------------------------------------
REITS -- 3.6%
-----------------------------------------------------------------------
Cabot Industrial Trust                         55,000      $  1,055,313
Chateau Communities, Inc.                      27,500           837,031
Plum Creek Timber Co., Inc.                    75,000         1,950,000
Public Storage, Inc.                          125,000         3,039,063
-----------------------------------------------------------------------
                                                           $  6,881,407
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail -- 0.6%
-----------------------------------------------------------------------
Best Buy Co., Inc.(1)                          40,000      $  1,182,500
-----------------------------------------------------------------------
                                                           $  1,182,500
-----------------------------------------------------------------------
Retail - Apparel -- 2.4%
-----------------------------------------------------------------------
TJX Companies, Inc.                           165,000      $  4,578,750
-----------------------------------------------------------------------
                                                           $  4,578,750
-----------------------------------------------------------------------
Retail - Food and Drug -- 3.9%
-----------------------------------------------------------------------
CVS Corp.                                      55,000      $  3,296,563
Safeway, Inc.(1)                               65,000         4,062,500
-----------------------------------------------------------------------
                                                           $  7,359,063
-----------------------------------------------------------------------
Retail - Speciality -- 2.3%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                  105,000      $  1,036,875
Lowe's Companies, Inc.                         75,000         3,337,500
-----------------------------------------------------------------------
                                                           $  4,374,375
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.3%
-----------------------------------------------------------------------
PRI Automation, Inc.(1)                       300,000      $    562,500
-----------------------------------------------------------------------
                                                           $    562,500
-----------------------------------------------------------------------
Transportation -- 1.5%
-----------------------------------------------------------------------
CNF Transportation, Inc.                       50,000      $  1,690,625
Union Pacific Corp.                            22,500         1,141,875
-----------------------------------------------------------------------
                                                           $  2,832,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $145,206,135)                          $185,284,738
-----------------------------------------------------------------------

CORPORATE BONDS -- 0.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01(2)           $     50      $     46,900
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $50,000)                              $     46,900
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp.,
6.48%, 1/2/01                                $  4,742      $  4,739,439
Ford Motor Credit Corp., 6.56%, 1/5/01          4,665         4,659,900
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $9,399,339)                         $  9,399,339
-----------------------------------------------------------------------
Total Investments -- 102.3%
   (identified cost $154,655,474)                          $194,730,977
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.3)%                   $ (4,285,544)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $190,445,433
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $154,655,474)        $194,730,977
Cash                                           102,765
Receivable for investments sold                122,346
Interest and dividends receivable              212,962
Prepaid expenses                                 1,292
------------------------------------------------------
TOTAL ASSETS                              $195,170,342
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,689,603
Payable to affiliate for Trustees' fees          3,829
Accrued expenses                                31,477
------------------------------------------------------
TOTAL LIABILITIES                         $  4,724,909
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $190,445,433
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $150,369,930
Net unrealized appreciation (computed on
   the basis of identified cost)            40,075,503
------------------------------------------------------
TOTAL                                     $190,445,433
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $8,013)  $ 2,981,572
Interest                                      277,360
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,258,932
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,039,127
Trustees' fees and expenses                    14,561
Custodian fee                                 122,455
Legal and accounting services                  36,347
Miscellaneous                                   4,291
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,216,781
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,042,151
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $10,832,229
-----------------------------------------------------
NET REALIZED GAIN                         $10,832,229
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $10,755,923
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $10,755,923
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $21,588,152
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $23,630,303
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       2,042,151  $       1,771,211
   Net realized gain                             10,832,229         30,011,809
   Net change in unrealized
      appreciation (depreciation)                10,755,923        (25,613,190)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      23,630,303  $       6,169,830
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      25,772,196  $      27,839,161
   Withdrawals                                  (36,004,512)       (28,078,305)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (10,232,316) $        (239,144)
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      13,397,987  $       5,930,686
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     177,047,446  $     171,116,760
------------------------------------------------------------------------------
AT END OF YEAR                            $     190,445,433  $     177,047,446
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.73%        0.71%        0.72%        0.73%        0.73%
   Net investment income              1.23%        0.99%        0.95%        1.37%        1.96%
Portfolio Turnover                     163%         126%          95%          93%         114%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $190,445     $177,047     $171,117     $143,348     $122,963
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $1,101 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1%, representing 0.625% of average daily net assets. For the year ended December 31, 2000, the fee amounted to $1,039,127. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $266,958,249 and $279,422,230, respectively, for the year ended December 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $155,164,701
    ------------------------------------------------------
    Gross unrealized appreciation             $ 41,118,222
    Gross unrealized depreciation               (1,551,946)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 39,566,276
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GROWTH & INCOME PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE GROWTH & INCOME FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH & INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE GROWTH & INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110







EATON VANCE GROWTH & INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

173-2/01                                                                  GNCSRC